Expense by Nature	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Expense by Nature
11	Expense by nature

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Employee benefit expenses (Note 11.1)	12,352,323	14,145,207	16,402,993
Loan origination and servicing expenses	6,530,999	7,091,078	5,712,598
Promotion and advertising expenses	1,149,759	1,221,762	1,685,847
Outsourcing service expenses	997,145	1,382,960	1,397,649
Payment processing expenses	849,763	1,204,712	1,197,869
Trust management fee	156,266	504,428	1,078,380
Business entertainment expenses	802,577	769,834	619,328
Depreciation of right-of-use assets (Note 25)	509,026	604,018	608,889
Taxes and surcharges	286,546	380,460	534,647
Depreciation of property and equipment (Note 23)	276,266	226,862	193,511
Amortization of intangible assets (Note 24)	31,967	31,831	22,234
Others	1,265,236	1,049,327	740,039

Total sales and marketing expenses, general and administrative expenses, operation and servicing expenses, technology and analytics expenses	25,207,873	28,612,479	30,193,984

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Sales and marketing expense
Borrower acquisition expenses	8,714,516	11,506,402	10,119,525
General sales and marketing expenses	5,327,741	5,487,267	7,196,563
Investor acquisition and retention expenses	888,839	819,888	676,984

	14,931,096	17,813,557	17,993,072

11.1	Employee benefit expenses

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages, salaries and bonuses	8,689,993	10,764,239	11,681,753
Other social security costs, housing benefits and other employee benefits	2,473,673	2,787,803	3,157,771
Pension costs – defined contribution plans	1,244,100	427,917	1,430,074
Share-based payment (Note 42)	(55,443)	165,248	133,395

	12,352,323	14,145,207	16,402,993